Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement [text block]
The key terms and conditions related to the grants under these programs as of December 31, 2025 are as follows (all number of shares are presented after the split which took place in 2025 - see Note 26(a)); all awards are to be settled by the physical delivery of shares.

Grant date / employees entitled	Number of shares	Vesting conditions
Shares granted to key management personnel and senior employees-
December 22, 2022	9,090,900	6 months to 3 years’ service from grant date.
December 22, 2022	27,217,900	2-3 years’ service from grant date, subject to the achievement of certain non-market performance goals.
February 28, 2023	3,548,500	6 months to 4 years’ service from grant date.
August 27, 2024	2,001,100	6 months to 3 years’ service from grant date.
April 1, 2025	1,260,400	1-3 years’ service from grant date.
	(40,316,350)	Accumulated number of exercised or forfeited restricted shares.
Total restricted shares	2,802,450

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The number of outstanding restricted shares under the program are shown in the next page.

	2025
	Number of shares	Ps. weighted fair value per share at grant date
Outstanding at January 1	19,203,060	19.83
Granted during the year	1,260,400	40.45
Exercised during the year	(17,567,900)	19.14
Forfeited during the year	(93,110)	18.48

Outstanding at December 31	2,802,450	33.47

	2024
	Number of shares	Ps. weighted fair value per share at grant date
Outstanding at January 1	34,902,080	18.48
Granted during the year	2,001,100	34.18
Exercised during the year	(17,455,660)	18.80
Forfeited during the year	(244,460)	18.48

Outstanding at December 31	19,203,060	19.83

	2023
	Number of shares	Ps. weighted fair value per share at grant date
Outstanding at January 1	22,699,850	18.48
Increase due the change in estimate	13,608,950	18.48
Granted during the year	3,548,500	18.48
Exercised during the year	(3,455,020)	18.48
Forfeited during the year	(1,500,200)	18.48

Outstanding at December 31	34,902,080	18.48